Condensed Consolidated Balance Sheets (Current Period Unaudited)	Jun. 30, 2015 USD ($)
Current assets:
Cash and cash equivalents	$ 12,579,991
Restricted cash	281,968
Accounts receivable, net	458,914
Income taxes receivable	292,730
Note receivable - current portion	17,768
Deferred franchise costs - current portion	597,970
Deferred tax asset - current portion	208,800
Prepaid expenses and other current assets	97,195
Total current assets	14,535,336
Property and equipment, net	2,691,042
Note receivable, net of current portion and reserve	27,942
Deferred franchise costs, net of current portion	1,894,930
Intangible assets, net	2,021,136
Goodwill	2,747,668
Deposits and other assets	118,073
Total assets	24,036,127
Current liabilities:
Accounts payable and accrued expenses	1,452,076
Co-op funds liability	281,857
Payroll liabilities	874,825
Notes payable - current portion	479,400
Deferred rent - current portion	98,053
Deferred revenue - current portion	2,080,787
Other current liabilities	48,691
Total current liabilities	5,315,689
Notes payable, net of current portion	140,000
Deferred rent, net of current portion	410,755
Deferred revenue, net of current portion	5,734,709
Other liabilities	277,715
Total liabilities	11,878,868
Stockholders' equity:
Series A preferred stock, $0.001 par value; 50,000 shares authorized, 0 issued and outstanding, as of June 30, 2015, and December 31, 2014	0
Common stock, $0.001 par value; 20,000,000 shares authorized, 10,333,534 shares issued and 9,799,534 shares outstanding as of June 30, 2015 and 10,196,502 shares issued and 9,662,502 outstanding as of December 31, 2014	10,333
Additional paid-in capital	21,710,338
Treasury stock (534,000 shares as of June 30, 2015 and December 31, 2014, at cost)	(791,638)
Accumulated deficit	(8,771,774)
Total stockholders' equity	12,157,259
Total liabilities and stockholders' equity	$ 24,036,127